ACCOUNTS RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLES - RELATED PARTY
	As of
	June 30, 2023	December 31, 2022

Accounts receivable	$5,303	$2,826
Allowance for doubtful accounts	-	-
Total accounts receivable	$5,303	$2,826

	As of December 31,
	2022	2021
Accounts receivable	$2,826	$-
Allowance for doubtful accounts	-	-
Total	$2,826	$-